May 1, 1997
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus 100% U.S. Treasury Intermediate Term Fund
     Registration Statement No. 33-00824
     CIK No. 0000779131
     Dreyfus 100% U.S. Treasury Long Term Fund
     Registration Statement No. 33-00826
     CIK No. 0000779129
     Dreyfus 100% U.S. Treasury Money Market Fund
     Registration Statement No. 33-00823
     CIK No. 0000779128
     Dreyfus 100% U.S. Treasury Short Term Fund
     Registration Statement No. 33-12899
     CIK No. 0000811858

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Combined Prospectus and accompanying supplement that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendments, Post-Effective Amendment Nos. 17, 18, 17 and 17, respectively, to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 16, 1997.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                             Very truly yours,



                                             Diane C. Eaton
DCE:de

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan